Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Cash equivalents (in Dollars)
Allowances for expected losses (in Dollars)	303,925	116,567
Prepayment recoverable (in Dollars)	0	0
Impairment losses on long-lived assets (in Dollars)
Not yet recognized revenue (in Dollars)	56,361,136	47,889,729
Employee total expense benefit plan (in Dollars)	$ 279,926	$ 415,011	$ 386,119
Dilutive shares (in Shares) | shares
Insured amount	$ 102,828	$ 63,898		$ 800,000	$ 500,000
Uninsured amount (in Dollars)	512,597	257,219
Profit after tax (in Dollars)	96,278	91,249
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowances for expected losses (in Dollars)	$ 303,925	$ 116,567	$ 55,649
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	31.10%	33.40%	39.80%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	27.70%	39.10%
Customer Concentration Risk [Member] | Customer One [Member] | Assets, Total [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	21.30%	29.20%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	18.60%	14.70%	20.10%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	19.90%	33.30%
Customer Concentration Risk [Member] | Customer Two [Member] | Assets, Total [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	18.50%	28.60%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	12.00%	14.10%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	17.00%	23.80%
Customer Concentration Risk [Member] | Customer Three [Member] | Assets, Total [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	14.90%	23.10%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	10.80%	13.90%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	13.60%
Customer Concentration Risk [Member] | Customer Four [Member] | Assets, Total [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	12.50%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	10.20%
Customer Concentration Risk [Member] | Customer Five [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	12.80%
Customer Concentration Risk [Member] | Customer Five [Member] | Assets, Total [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	10.10%
Supplier One [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	31.80%	38.10%	15.80%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	31.70%	21.10%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	16.80%	12.60%	13.10%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	14.30%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	11.10%		11.50%
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Insured amount	$ 718,625	$ 323,595
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term	3 months
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term	73 months